Property and Equipment, net (Details) - Schedule of finite-lived intangible assets, future amortization expense	Dec. 31, 2020 USD ($)
Schedule of finite-lived intangible assets, future amortization expense [Abstract]
2021	$ 1,513,352
2022	1,385,346
2023	1,203,410
2024	911,125
2025	390,387
Thereafter	16,003
Total	$ 5,419,623